INCOME TAXES (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Tax provision (benefit)
Federal	$ 0	$ 0
State	0	0
Total current	0	0
Deferred
Federal	(3,225,486)	(944,333)
State	2,291,913	(161,963)
Total deferred	(933,573)	(1,106,296)
Change in valuation allowance	933,573	1,106,296
Total	$ 0	$ 0